TAXES ON INCOME (Schedule of Current Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of taxes on income [Abstract]
Current taxes			$ 129
Deferred tax income	726	(1,944)
Taxes in respect of prior years	4	(11)	140
Taxes on income	$ 730	$ (1,955)	$ 269